Other reserves - Summary of Other Reserves (Detail) - GBP (£) £ in Millions			12 Months Ended
		Jan. 01, 2018	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure of reserves within equity [line items]
Beginning balance	[1]	£ 761.7	£ 761.7
Exchange adjustments on foreign currency net investments			78.9		£ (465.2)		£ 1,378.0
Gain (loss) on revaluation of available for sale investments					32.1		(93.1)
Recognition and remeasurement of financial instruments			(20.4)		(21.8)		4.9
Ending balance			393.5		761.7	[1]
Capital redemption reserve [member]
Disclosure of reserves within equity [line items]
Beginning balance		2.7	2.7		2.7		2.7
Ending balance			2.7		2.7		2.7
Reserve of gains and losses from investments in equity instruments [member]
Disclosure of reserves within equity [line items]
Beginning balance		(257.2)	(257.2)		(247.1)		(225.2)
Recognition and remeasurement of financial instruments			(30.7)		(10.1)		(21.9)
Ending balance			(287.9)		(257.2)		(247.1)
Revaluation reserve [member]
Disclosure of reserves within equity [line items]
Beginning balance		303.4	303.4		271.3		364.4
Gain (loss) on revaluation of available for sale investments					32.1		(93.1)
Accounting policy change (IFRS 9)	[2]		(303.4)
Ending balance					303.4		271.3
Translation reserve [member]
Disclosure of reserves within equity [line items]
Beginning balance		712.8	712.8		1,158.3		(151.6)
Exchange adjustments on foreign currency net investments			69.9		(445.5)		1,309.9
Accounting policy change (IFRS 9)	[2]		(104.0)
Ending balance			678.7		712.8		1,158.3
Other reserves [member]
Disclosure of reserves within equity [line items]
Beginning balance		761.7	761.7		1,185.2		(9.7)
Exchange adjustments on foreign currency net investments	[3]		69.9		(445.5)		1,309.9
Gain (loss) on revaluation of available for sale investments	[3]				32.1		(93.1)
Accounting policy change (IFRS 9)		£ (407.4)	(407.4)	[3],[4]
Recognition and remeasurement of financial instruments	[3]		(30.7)		(10.1)		(21.9)
Ending balance			£ 393.5		£ 761.7		£ 1,185.2

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15 Revenue from Contracts with Customers, as described in the accounting policies.
[2]	Due to the adoption of IFRS 9, cumulative gains and losses on revaluation of available for sale investments have been transferred to retained earnings, as described in the accounting policies.
[3]	Other reserves are analysed in note 26.
[4]	The impact of the adoption of IFRS 9 Financial Instruments from 1 January 2018 is described in the accounting policies on pages F-2 to F-3.